Capital commitment	12 Months Ended
Mar. 31, 2026
Capital Commitment
Capital commitment
29.	Capital commitment

	2026	2025	2024
	USD	USD	USD

Capital expenditure
Authorized and contracted for:-
- Purchase of property, plant and equipment	170,543	-	-